Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 153,197	$ 81,734
Additions	17,547	71,791
Foreign currency translation adjustments	5,059	(328)
Ending balance	$ 175,803	$ 153,197